MINERAL PROPERTY (Narrative) (Details) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 11, 2020	Oct. 29, 2020	Oct. 28, 2019	Nov. 30, 2019	Feb. 28, 2021	Aug. 31, 2020
Mineral Industries [Line Items]
Percentage of Land Rights Interest					100.00%	100.00%
Value of shares issued for LOI				$ 11,489		$ 11,489
Eagle Plains Resources Ltd [Member]
Mineral Industries [Line Items]
Percentage of letter of intent			75.00%
Shares issued for LOI			1,000,000
Value of shares issued for LOI			$ 11,489
Clayton Valley [Member]
Mineral Industries [Line Items]
Percentage of royalty agreement	1.00%	1.00%
Total cash consideration	$ 200,000	$ 250,000